BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATIONS
Schedule of movement of goodwill

	As of December 31,
	2018	2019

Balance at the beginning of the year	1,570,755	1,751,970
Addition during the year	181,215	153,870
Balance at end of year	1,751,970	1,905,840

Target Group, Shenzhen 5
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	294,491
Effective settlement of pre-existing relationships upon consolidation	(ii)	6,025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(11,153)
Property and equipment	(iii)	(821,405)
Identifiable intangible assets	(iv)	(176,500)
Other assets		(59,520)
Accounts payable		219,207
Finance lease and other financing obligations, current		23,156
Finance lease and other financing obligations, non-current		363,380
Long-term borrowings		217,790
Deferred tax liabilities		45,931
Other liabilities		55,299
Total identifiable net assets		(143,815)
Goodwill	(v)	156,701
Note (i):	The fair value of consideration represents the present value of the purchase price of RMB312,000.
Note (ii):	Prior to the acquisition, the Company had other receivables from the target group of RMB6,025, which was effectively settled with the seller upon completion of the acquisition.
Note (iii):	Property and equipment acquired included properties acquired under finance lease of RMB416,000.
Note (iv):	Identifiable intangible assets acquired consisted of customer relationships of RMB176,500 with an estimated useful life of 14.4 years.
Note (v):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

Target Group Guangzhou 2
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration		233,984
Effective settlement of pre-existing relationships upon consolidation	(i)	(1,807)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(10,144)
Accounts receivable		(25,177)
Property and equipment	(ii)	(319,943)
Identifiable intangible assets	(iii)	(98,500)
Other assets		(14,135)
Accounts payable		56,431
Finance lease and other financing obligations, current		5,958
Finance lease and other financing obligations, non-current		101,875
Short-term borrowings		50,750
Long-term borrowings		52,999
Deferred tax liabilities		35,097
Other liabilities		5,579
Total identifiable net assets		(159,210)
Goodwill	(iv)	72,967

Note (i):   Prior to the acquisition, the Company had payables to the target group of RMB1,807, which was effectively settled with the seller upon completion of the acquisition.

Note (ii):  Property and equipment acquired included properties acquired under finance lease of RMB106,000.

Note (iii): Identifiable intangible assets acquired consisted of customer relationships of RMB98,500 with an estimated useful life of 11.8 years.

Note (iv): Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

Target Group Guangzhou 3
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	247,937
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(62)
Accounts receivable		(13,995)
Property and equipment	(ii)	(780,312)
Identifiable intangible assets	(iii)	(130,000)
Other assets		(43,039)
Accounts payable		471,532
Finance lease and other financing obligations, non-current		282,051
Short-term borrowings		47,580
Long-term borrowings		30,000
Deferred tax liabilities		26,503
Other liabilities		2,849
Total identifiable net assets		(106,893)
Goodwill	(iv)	141,044
Note (i):The fair value of consideration represents the present value of the purchase price of RMB262,244.
Note (ii):Property and equipment acquired included properties acquired under finance lease of RMB291,000.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB130,000 with an estimated useful life of 7 years.
Note (iv):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

Shanghai 11
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	319,119
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(404)
Property and equipment		(233,405)
Identifiable intangible assets	(ii)	(57,000)
Other assets		(94,647)
Accounts payable		91,136
Deferred tax liabilities		9,995
Other liabilities		5,377
Total identifiable net assets		(278,948)
Goodwill	(iii)	40,171
Note (i):	The fair value of the consideration represents the present value of the purchase price of RMB320,000.
Note (ii):	Identifiable intangible assets acquired consisted of customer relationships of RMB23,000 with an estimated useful life of 10 years and favourable lease of RMB34,000 with an estimated useful life of 13.6 years. The favourable lease was reclassified to operating lease ROU assets upon adoption of ASC 842 Leases on January 1, 2019.
Note (iii):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

Target Group Guangzhou 6
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	423,075
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(12,091)
Property and equipment	(ii)	(493,026)
Operating lease ROU assets		(9,168)
Identifiable intangible assets	(iii)	(15,000)
Other assets		(44,549)
Accounts payable		118,486
Finance lease and other financing obligations, current		16,828
Operating lease liabilities, current		886
Finance lease and other financing obligations, non-current		157,366
Operating lease liabilities, non-current		8,282
Deferred tax liabilities		1,040
Other liabilities		1,741
Total identifiable net assets		(269,205)
Goodwill	(iv)	153,870
Note (i):	The fair value of consideration represents the present value of the purchase price of RMB431,727.
Note (ii):	Property and equipment acquired included properties acquired under finance lease of RMB174,194.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB15,000 with an estimated useful life of 7.8 years.
Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.